Long-term provisions	12 Months Ended
Jun. 30, 2022
Long-term provisions
Long-term provisions

PROVISIONS

32	Long-term provisions

		Share-
	Environ-	based
	mental	payments	Other	Total
for the year ended 30 June	Rm	Rm	Rm	Rm
Balance at beginning of year	16 196	29	1 136	17 361
Capitalised to property, plant and equipment	20	—	—	20
Reduction in rehabilitation provision capitalised[1]	(484)	—	—	(484)
Transfer to disposal groups held for sale[2]	(938)	—	(30)	(968)
Per the income statement	925	(27)	(255)	643
additional provisions and changes to existing provisions	971	(9)	52	1 014
reversal of unutilised amounts	—	(18)	(252)	(270)
effect of change in discount rate	(46)	—	(55)	(101)
Notional interest	721	—	5	726
Utilised during year (cash flow)	(216)	(2)	(92)	(310)
Foreign exchange differences recognised in income statement	138	—	32	170
Translation of foreign operations	845	—	12	857
Balance at end of year	17 207	—	808	18 015
1	Decrease in rehabilitation provision capitalised in 2022 relates to a reassessment of the provision based on discount rates and cost estimates.
2	Relates to long-term provisions of the European wax business disposed of during the year, refer note 10.

		2022	2021
for the year ended 30 June	Note	Rm	Rm
Expected timing of future cash flows
Within one year		1 465	1 197
One to five years		5 429	5 287
More than five years		11 121	10 877
		18 015	17 361
Short-term portion	33	(1 465)	(1 197)
Long-term provisions		16 550	16 164
Estimated undiscounted obligation*		105 792	92 109
*	Increase relates mainly to a reassessment of cost estimates and volumes used in the environmental provisions.

Environmental provisions

In accordance with the group’s published environmental policy and applicable legislation, a provision for rehabilitation is recognised when the obligation arises, representing the estimated actual cash flows in the period in which the obligation is settled.

The environmental obligation includes estimated costs for the rehabilitation of coal mining, oil, gas and petrochemical sites. The amount provided is calculated based on currently available facts and applicable legislation.

32	Long-term provisions continued

The total environmental provision at 30 June 2022 amounted to R17 207 million (2021 — R16 196 million). In line with the requirements of the legislation of South Africa, the utilisation of certain investments is restricted for mining rehabilitation purposes. These investments amounted to R700 million (2021 — R676 million). In addition, indemnities of R2 314 million (2021 — R2 190 million) are in place.

The following risk-free rates were used to discount the estimated cash flows based on the underlying currency and time duration of the obligation.

	2022	2021
for the year ended 30 June	%	%
South Africa	6,6 to 10,1	4,2 to 10,3
Europe	0,6 to 2,4	0,0 to 0,5
United States of America	2,2 to 3,3	0,2 to 1,8

	2022	2021
for the year ended 30 June	Rm	Rm
A 1% point change in the discount rate would have the following effect on the long-term provisions recognised
Increase in the discount rate	(4 405)	(4 352)
amount capitalised to property, plant and equipment	(1 237)	(1 250)
income recognised in income statement	(3 168)	(3 102)
Decrease in the discount rate	5 474	5 266
amount capitalised to property, plant and equipment	1 646	1 787
expense recognised in income statement	3 828	3 479

Share Appreciation Rights scheme

All remaining rights in terms of the Share Appreciation Rights scheme have vested and will expire in September 2022. The unexercised rights have an intrinsic value of Rnil (2021: Rnil).